Pay vs Performance Disclosure - USD ($)		2 Months Ended	12 Months Ended
		Sep. 14, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

							Value of Initial Fixed $100 Investment Based on:
Year(1,2)	Summary Compensation Table Total for PEO (Rendle)	Compensation Actually Paid(3) to PEO (Rendle)	Summary Compensation Table Total for PEO (Dorer)	Compensation Actually Paid(3) to PEO (Dorer)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid(3) to Non-PEO NEOs	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income ($M)	Economic Profit(6) ($M)
FY24	12,685,308	6,227,375	—	—	4,019,223	2,218,829	69.76	140.30	292	573
FY23	11,649,650	19,409,637	—	—	4,049,242	5,532,135	78.61	125.81	161	397
FY22	8,534,808	7,087,568	—	—	3,199,457	2,503,719	67.49	118.44	471	282
FY21	7,899,309	4,551,818	3,366,210	-1,467,203	3,354,685	1,964,538	83.75	112.34	719	672

Company Selected Measure Name			Economic Profit
Named Executive Officers, Footnote [Text Block]			Ms. Rendle was PEO for the entirety of fiscal years 2024, 2023, and 2022. Ms. Rendle succeeded Benno Dorer as PEO on September 14, 2020; each was a PEO for part of fiscal year 2021. Non-PEO NEOs were Messrs. Jacobsen and Reynolds and Mses. Marriner and Hilt for fiscal year 2024; Messrs. Jacobsen and Reynolds and Mses. Marriner and Stacey Grier for fiscal year 2023; Messrs. Jacobsen and Reynolds and Mses. Marriner and Rebecca Dunphey for fiscal year 2022; and Messrs. Jacobsen, Reynolds, and Tony Matta and Ms. Marriner for fiscal year 2021.
Peer Group Issuers, Footnote [Text Block]			The peer group represents a composite index composed of the Standard & Poor’s Household Products Index and the Standard & Poor’s Housewares & Specialties Index, which is used by Clorox for purposes of compliance with Item 201(e) of Regulation S-K. Peer group TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
Adjustment To PEO Compensation, Footnote [Text Block]

The following table provides additional information on how CAP for the current reporting year was determined, starting with Summary Compensation Table (SCT) total compensation and applying each of the required adjustments in accordance with PVP rules.

	PEO	Average of Non-PEO NEOs
SCT Total Compensation	12,685,308	4,019,223
Subtract change in pension value and NQDC earnings reported in SCT	-668	-4,250
Add value of pension benefits per CAP definition(1)	335	613
Subtract value of stock and option awards granted during the fiscal year reported in SCT	-8,749,935	-2,299,888
Add value of stock and option awards granted during the fiscal year(2)	8,746,089	2,288,158
Add/subtract change in fair value of unvested stock and option awards(3,4)	-6,100,927	-1,664,088
Add/subtract change in fair value of stock and option awards vested during the fiscal year(4,5)	-849,487	-253,362
Subtract fair value of stock and option awards forfeited during the fiscal year(6)	—	—
Add value of dividends accrued on stock awards(7)	496,659	132,422
CAP	6,227,375	2,218,829

(1)	CAP definition of pension benefits is equal to service cost during the fiscal year. During fiscal year 2024, service cost was zero. The prior service cost reported for fiscal year 2024 represents the increase in benefit obligation measured as of September 30, 2023 relating to the plan’s December 18, 2023 amendment (effective October 1, 2023) to provide an extra quarter of interest to certain cash balance accounts at an annualized rate of 2.41%. This increase in the benefit obligation was determined for each of the named executives in each of the current and past three fiscal years.
(2)	Year end fair value of equity awards granted during the current fiscal year that remain outstanding and unvested as of the last day of the fiscal year.
(3)	Year-over-year change in fair value as of the last day of the current fiscal year of outstanding and unvested equity awards granted in prior fiscal years.

(4)	The change in fair values for unvested stock and option awards were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. The fair values of RSUs were determined based on the closing price of Clorox common stock on the measurement dates. Prior to the final measurement date, the fair values of unvested PSUs were determined based on the probable outcome of performance-based vesting conditions and the closing price of Clorox common stock on each measurement date. On the final measurement date, the fair value of PSUs was determined based on the approved payout factor and the closing price of Clorox common stock on that date. The fair values of stock options were determined using a Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) as of each measurement date.
(5)	Year-over-year change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested during the current fiscal year.
(6)	Fair value at the end of the prior fiscal year of equity awards that failed to meet vesting conditions in the current fiscal year.
(7)	These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock awards during the current fiscal year, or prior to the vesting date for awards vested during the fiscal year, not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the fiscal year.

Non-PEO NEO Average Total Compensation Amount	[1],[2]		$ 4,019,223	$ 4,049,242	$ 3,199,457	$ 3,354,685
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]		$ 2,218,829	5,532,135	2,503,719	1,964,538
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and TSR

The charts below reflect the relationship between the PEO and Average NEO CAP, Clorox TSR, and TSR for our peer group. We do not use TSR as a metric in our incentive plans. However, our PSU metric—growth in EP during a three-year performance period—is a key driver of changes in shareholder value and a principal determinant of TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Net Income (GAAP)

The charts below reflect the relationship between the PEO and Average NEO CAP and Clorox’s GAAP net income. We do not use net income as a metric in our incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and Economic Profit (our Company-Selected Measure)

The charts below reflect the relationship between the PEO and Average NEO CAP and EP. We consider EP to be the most important financial measure linking pay to performance in fiscal year 2024 because awards under our long-term incentive plan are the largest component of NEO compensation, PSUs make up 60% of long-term incentive plan awards, and EP is the basis of our PSU measure (growth in EP). EP is a measure we commonly evaluate and communicate as a key indication of our business performance and is substantially correlated with our stock price performance, and therefore to CAP. Unlike our PSU measure, EP is a single-year measure, meeting the SEC’s rules for the PVP table.

Tabular List [Table Text Block]

Most Important Financial Performance Measures Linking Pay and Performance During Fiscal Year 2024

In accordance with the PVP rules, we have listed below the most important financial measures we used to link pay to performance for fiscal year 2024.

Measure	Where Used
Economic Profit measures our ability to generate value through business operations.	Long-Term Incentive Plan (indirect)
Growth in Economic Profit measures our ability to generate value over time.	Long-Term Incentive Plan (direct)
Net Customer Sales measures our ability to generate revenue from core operations.	Annual Incentive Plan
Net Earnings Attributable to Clorox measures our ability to generate sustainable profits from our operations, distribute dividends, reinvest in the business, and pursue growth opportunities.	Annual Incentive Plan
Gross Margin measures our operational efficiency and our ability to manage production cost.	Annual Incentive Plan

Total Shareholder Return Amount	[1],[2],[4]		$ 69.76	78.61	67.49	83.75
Peer Group Total Shareholder Return Amount	[1],[2],[5]		140.30	125.81	118.44	112.34
Net Income (Loss) Attributable to Parent	[1],[2]		$ 292,000,000	$ 161,000,000	$ 471,000,000	$ 719,000,000
Company Selected Measure Amount	[1],[2],[6]		573,000,000	397,000,000	282,000,000	672,000,000
PEO Name		Benno Dorer	Ms. Rendle	Ms. Rendle	Ms. Rendle
Non-PEO NEO [Member] | Change In Pension Value And N Q D C Earnings Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount			$ (4,250)
Non-PEO NEO [Member] | Value Of Pension Benefits Per C A P Definition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[7]		613
Non-PEO NEO [Member] | Value Of Stock And Option Awards Granted During The Fiscal Year Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount			(2,299,888)
Non-PEO NEO [Member] | Value Of Stock And Option Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[8]		2,288,158
Non-PEO NEO [Member] | Change In Fair Value Of Unvested Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[9],[10]		(1,664,088)
Non-PEO NEO [Member] | Change In Fair Value Of Stock And Option Awards Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[9],[11]		(253,362)
Non-PEO NEO [Member] | Fair Value Of Stock And Option Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[12]
Non-PEO NEO [Member] | Value Of Dividends Accrued On Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[13]		$ 132,422
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Economic Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Growth in Economic Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Net Customer Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Net Earnings Attributable to Clorox
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Gross Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]			The SEC requires disclosure of a company-selected measure, representing the most important financial measure linking CAP for the current fiscal year to company performance. The company-selected measure for fiscal year 2024 is Economic Profit, a non-GAAP financial measure. Refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measure.
Rendle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		$ 12,685,308	$ 11,649,650	$ 8,534,808	$ 7,899,309
PEO Actually Paid Compensation Amount	[1],[2],[3]		6,227,375	19,409,637	7,087,568	4,551,818
Rendle [Member] | PEO [Member] | Change In Pension Value And N Q D C Earnings Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount			(668)
Rendle [Member] | PEO [Member] | Value Of Pension Benefits Per C A P Definition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[7]		335
Rendle [Member] | PEO [Member] | Value Of Stock And Option Awards Granted During The Fiscal Year Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount			(8,749,935)
Rendle [Member] | PEO [Member] | Value Of Stock And Option Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[8]		8,746,089
Rendle [Member] | PEO [Member] | Change In Fair Value Of Unvested Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[9],[10]		(6,100,927)
Rendle [Member] | PEO [Member] | Change In Fair Value Of Stock And Option Awards Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[9],[11]		(849,487)
Rendle [Member] | PEO [Member] | Fair Value Of Stock And Option Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[12]
Rendle [Member] | PEO [Member] | Value Of Dividends Accrued On Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Total Compensation Amount	[13]		496,659
Dorer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]					3,366,210
PEO Actually Paid Compensation Amount	[1],[2],[3]					$ (1,467,203)

[1]	Ms. Rendle was PEO for the entirety of fiscal years 2024, 2023, and 2022. Ms. Rendle succeeded Benno Dorer as PEO on September 14, 2020; each was a PEO for part of fiscal year 2021.
[2]	Non-PEO NEOs were Messrs. Jacobsen and Reynolds and Mses. Marriner and Hilt for fiscal year 2024; Messrs. Jacobsen and Reynolds and Mses. Marriner and Stacey Grier for fiscal year 2023; Messrs. Jacobsen and Reynolds and Mses. Marriner and Rebecca Dunphey for fiscal year 2022; and Messrs. Jacobsen, Reynolds, and Tony Matta and Ms. Marriner for fiscal year 2021.
[3]	See following table for additional details about the calculation of the CAP value.
[4]	Total Shareholder Return (TSR) assumes an initial $100 investment in Clorox stock beginning on June 30, 2020. TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
[5]	The peer group represents a composite index composed of the Standard & Poor’s Household Products Index and the Standard & Poor’s Housewares & Specialties Index, which is used by Clorox for purposes of compliance with Item 201(e) of Regulation S-K. Peer group TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
[6]	The SEC requires disclosure of a company-selected measure, representing the most important financial measure linking CAP for the current fiscal year to company performance. The company-selected measure for fiscal year 2024 is Economic Profit, a non-GAAP financial measure. Refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measure.
[7]	CAP definition of pension benefits is equal to service cost during the fiscal year. During fiscal year 2024, service cost was zero. The prior service cost reported for fiscal year 2024 represents the increase in benefit obligation measured as of September 30, 2023 relating to the plan’s December 18, 2023 amendment (effective October 1, 2023) to provide an extra quarter of interest to certain cash balance accounts at an annualized rate of 2.41%. This increase in the benefit obligation was determined for each of the named executives in each of the current and past three fiscal years.
[8]	Year end fair value of equity awards granted during the current fiscal year that remain outstanding and unvested as of the last day of the fiscal year.
[9]	The change in fair values for unvested stock and option awards were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. The fair values of RSUs were determined based on the closing price of Clorox common stock on the measurement dates. Prior to the final measurement date, the fair values of unvested PSUs were determined based on the probable outcome of performance-based vesting conditions and the closing price of Clorox common stock on each measurement date. On the final measurement date, the fair value of PSUs was determined based on the approved payout factor and the closing price of Clorox common stock on that date. The fair values of stock options were determined using a Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) as of each measurement date.
[10]	Year-over-year change in fair value as of the last day of the current fiscal year of outstanding and unvested equity awards granted in prior fiscal years.
[11]	Year-over-year change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested during the current fiscal year.
[12]	Fair value at the end of the prior fiscal year of equity awards that failed to meet vesting conditions in the current fiscal year.
[13]	These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock awards during the current fiscal year, or prior to the vesting date for awards vested during the fiscal year, not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the fiscal year.